Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HARTFORD SERIES FUND INC
Entity Central Index Key	0001053425
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000008597 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Balanced HLS Fund
Class Name	Class IB
Trading Symbol	HAIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$93	0.88%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 93	[1]
Expense Ratio, Percent	0.88%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities registered a sizable return for 2025 with markets bolstered by robust corporate earnings, resilient consumer spending, and solid economic growth, although anxiety about lofty valuations in the technology sector and concerns surrounding massive Artificial Intelligence (AI) spending drove capital toward value/cyclical areas of the market. The cooling labor market and worries about upside inflation risks also kept the markets on edge. In the third quarter, the U.S. economy grew at the fastest pace in two years; Gross Domestic Product (GDP) surged 4.3% annually, primarily fueled by robust consumer spending but also aided by a rebound in exports, business investment on equipment and AI, and increased government spending on defense. Most fixed income sectors generated positive total returns during the trailing twelve-month period ending December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile, and in some regions, higher global sovereign yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds, with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent, with leadership changes in France and Japan, and the U.S. experiencing its longest government shutdown on record. Fund performance described below is relative to the Fund's blended index, 60% S&P 500 Index/35% Bloomberg US Government/Credit Bond Index/5% ICE BofA US 3-Month Treasury Bill Index (the “Blended Benchmark”), for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Equity security selection within the Communication Services, Industrials, and Utilities sectors contributed positively to relative performance.
  Sector allocation in the equity portion of the Fund, a result of our bottom-up stock selection process, contributed to relative results. The Fund’s underweight allocations to the Consumer Discretionary, Information Technology, and Consumer Staples sectors contributed most to relative performance.
  Top individual equity contributors over the period were an out-of-benchmark position in BAE Systems (Industrials), not holding benchmark constituent Apple (Information Technology) and an overweight position in Alphabet (Communication Services).
  In the fixed-income portion of the Fund, security selection within Investment-Grade Corporate Credit was the primary positive contributor to performance, particularly within the Industrials and Financial Institutions sectors. An overweight to Financial Institutions also contributed to relative returns.
  In the fixed income portion of the Fund, out-of-benchmark exposure to Agency Mortgage-backed Securities (MBS), Commercial Mortgage-backed Securities (CMBS) and Non-agency Residential Mortgage-backed Securities (RMBS) had positive impacts on relative returns.
Top Detractors to Performance
  Within the equity portion of the Fund, security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Financials sectors.
  The Fund’s underweight allocation to the Communication Services sector and overweight allocations to Energy and HealthCare sectors detracted most from relative performance.
  The largest individual equity detractors over the period were overweight positions in Salesforce (Information Technology), UnitedHealth Group (HealthCare), and Centene (HealthCare).
  Within the fixed income portion of the Fund, positioning within Investment-Grade Corporate Credit was the primary driver of relative underperformance over the period. An underweight to the Industrials sector and an underweight to and security selection within the Utilities sector detracted from relative performance.
  In the fixed income portion of the Fund, an underweight to non-corporates, particularly within sovereigns, detracted from relative returns.
  In the fixed-income portion of the Fund, security selection within Asset-backed Securities (ABS) detracted from relative returns.
  Duration and yield curve positioning had a negative impact on relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. Performance information for the Fund in the graph and table reflects fee waivers, if any.  Absent any applicable waivers, performance would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	11.86%	7.93%	8.70%
Blended Benchmark	13.38%	8.59%	9.86%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Government/Credit Bond Index	6.88%	(0.59)%	2.16%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,616,506,513
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 9,748,373
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,616,506,513
Total number of portfolio holdings (excluding derivatives, if any)	488
Total investment management fees paid	$9,748,373
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	66%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.9%
U.S. Government Securities	19.8%
Corporate Bonds	11.1%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
U.S. Government Agencies^	1.0%
Municipal Bonds	0.6%
Foreign Government Obligations	0.2%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008596 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Balanced HLS Fund
Class Name	Class IA
Trading Symbol	HADAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$67	0.63%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 67	[2]
Expense Ratio, Percent	0.63%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities registered a sizable return for 2025 with markets bolstered by robust corporate earnings, resilient consumer spending, and solid economic growth, although anxiety about lofty valuations in the technology sector and concerns surrounding massive Artificial Intelligence (AI) spending drove capital toward value/cyclical areas of the market. The cooling labor market and worries about upside inflation risks also kept the markets on edge. In the third quarter, the U.S. economy grew at the fastest pace in two years; Gross Domestic Product (GDP) surged 4.3% annually, primarily fueled by robust consumer spending but also aided by a rebound in exports, business investment on equipment and AI, and increased government spending on defense. Most fixed income sectors generated positive total returns during the trailing twelve-month period ending December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile, and in some regions, higher global sovereign yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds, with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent, with leadership changes in France and Japan, and the U.S. experiencing its longest government shutdown on record. Fund performance described below is relative to the Fund's blended index, 60% S&P 500 Index/35% Bloomberg US Government/Credit Bond Index/5% ICE BofA US 3-Month Treasury Bill Index (the “Blended Benchmark”), for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Equity security selection within the Communication Services, Industrials, and Utilities sectors contributed positively to relative performance.
  Sector allocation in the equity portion of the Fund, a result of our bottom-up stock selection process, contributed to relative results. The Fund’s underweight allocations to the Consumer Discretionary, Information Technology, and Consumer Staples sectors contributed most to relative performance.
  Top individual equity contributors over the period were an out-of-benchmark position in BAE Systems (Industrials), not holding benchmark constituent Apple (Information Technology) and an overweight position in Alphabet (Communication Services).
  In the fixed-income portion of the Fund, security selection within Investment-Grade Corporate Credit was the primary positive contributor to performance, particularly within the Industrials and Financial Institutions sectors. An overweight to Financial Institutions also contributed to relative returns.
  In the fixed income portion of the Fund, out-of-benchmark exposure to Agency Mortgage-backed Securities (MBS), Commercial Mortgage-backed Securities (CMBS) and Non-agency Residential Mortgage-backed Securities (RMBS) had positive impacts on relative returns.
Top Detractors to Performance
  Within the equity portion of the Fund, security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Financials sectors.
  The Fund’s underweight allocation to the Communication Services sector and overweight allocations to Energy and HealthCare sectors detracted most from relative performance.
  The largest individual equity detractors over the period were overweight positions in Salesforce (Information Technology), UnitedHealth Group (HealthCare), and Centene (HealthCare).
  Within the fixed income portion of the Fund, positioning within Investment-Grade Corporate Credit was the primary driver of relative underperformance over the period. An underweight to the Industrials sector and an underweight to and security selection within the Utilities sector detracted from relative performance.
  In the fixed income portion of the Fund, an underweight to non-corporates, particularly within sovereigns, detracted from relative returns.
  In the fixed-income portion of the Fund, security selection within Asset-backed Securities (ABS) detracted from relative returns.
  Duration and yield curve positioning had a negative impact on relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. Performance information for the Fund in the graph and table reflects fee waivers, if any.  Absent any applicable waivers, performance would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	12.14%	8.20%	8.97%
Blended Benchmark	13.38%	8.59%	9.86%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg US Government/Credit Bond Index	6.88%	(0.59)%	2.16%
ICE BofA US 3-Month Treasury Bill Index	4.18%	3.17%	2.18%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,616,506,513
Holdings Count | Holding	488
Advisory Fees Paid, Amount	$ 9,748,373
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,616,506,513
Total number of portfolio holdings (excluding derivatives, if any)	488
Total investment management fees paid	$9,748,373
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	66%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.9%
U.S. Government Securities	19.8%
Corporate Bonds	11.1%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
U.S. Government Agencies^	1.0%
Municipal Bonds	0.6%
Foreign Government Obligations	0.2%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Healthcare HLS Fund
Class Name	Class IA
Trading Symbol	HIAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$102	0.94%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 102	[3]
Expense Ratio, Percent	0.94%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above trend gross domestic product (GDP) growth. Early year volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, U.S. Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Market leadership shifted at times as richly valued technology shares faced pressure, prompting rotation into value and cyclical sectors, even as a concentrated group of mega cap tech companies ultimately accounted for an outsized share of full-year returns. Corporate earnings were a significant tailwind, with a large majority of S&P 500 companies exceeding expectations and delivering robust year-over-year profit growth. Economic momentum strengthened further as GDP expanded at its fastest pace in two years, supported by AI related investment, strong consumer demand, and increased government spending. The Fed cut rates multiple times to support a cooling labor market, though policymakers remained divided amid uneven inflation progress and incomplete data following the shutdown. Fund performance described below is relative to the S&P Composite 1500 Healthcare Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection was the primary relative contributor during the period, driven by strong selection within the mid-cap Biopharma and large-cap Biopharma subsectors.
  An underweight allocation to the Medical Technology sector contributed positively to relative performance.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma), Avidity Biosciences (mid-cap Biopharma) and Merus (mid-cap Biopharma).
Top Detractors to Performance
  Security selection within the HealthCare Services subsector detracted from relative performance.
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative detractor during the period, largely due to the Fund’s underweight allocation to the large-cap Biopharma sector.
  The largest individual detractors over the period were an underweight position in Johnson & Johnson (large-cap Biopharma), an overweight in UnitedHealth Group (HealthCare Services), and an underweight in CVS Health (HealthCare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	16.10%	3.45%	7.85%
S&P Composite 1500 Health Care Index	13.71%	7.54%	9.81%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 115,419,940
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 933,096
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$115,419,940
Total number of portfolio holdings (excluding derivatives, if any)	78
Total investment management fees paid	$933,096
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	31.9%
Biotechnology	22.8%
Health Care Providers & Services	17.2%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	9.4%
Health Care Technology	0.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Risks Change [Text Block]	Effective April 30, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008599 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Healthcare HLS Fund
Class Name	Class IB
Trading Symbol	HBGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$128	1.19%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 128	[4]
Expense Ratio, Percent	1.19%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above trend gross domestic product (GDP) growth. Early year volatility driven by tariff escalations, artificial intelligence (AI) related valuation concerns, U.S. Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Market leadership shifted at times as richly valued technology shares faced pressure, prompting rotation into value and cyclical sectors, even as a concentrated group of mega cap tech companies ultimately accounted for an outsized share of full-year returns. Corporate earnings were a significant tailwind, with a large majority of S&P 500 companies exceeding expectations and delivering robust year-over-year profit growth. Economic momentum strengthened further as GDP expanded at its fastest pace in two years, supported by AI related investment, strong consumer demand, and increased government spending. The Fed cut rates multiple times to support a cooling labor market, though policymakers remained divided amid uneven inflation progress and incomplete data following the shutdown. Fund performance described below is relative to the S&P Composite 1500 Healthcare Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection was the primary relative contributor during the period, driven by strong selection within the mid-cap Biopharma and large-cap Biopharma subsectors.
  An underweight allocation to the Medical Technology sector contributed positively to relative performance.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma), Avidity Biosciences (mid-cap Biopharma) and Merus (mid-cap Biopharma).
Top Detractors to Performance
  Security selection within the HealthCare Services subsector detracted from relative performance.
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative detractor during the period, largely due to the Fund’s underweight allocation to the large-cap Biopharma sector.
  The largest individual detractors over the period were an underweight position in Johnson & Johnson (large-cap Biopharma), an overweight in UnitedHealth Group (HealthCare Services), and an underweight in CVS Health (HealthCare Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	15.79%	3.19%	7.58%
S&P Composite 1500 Health Care Index	13.71%	7.54%	9.81%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 115,419,940
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 933,096
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$115,419,940
Total number of portfolio holdings (excluding derivatives, if any)	78
Total investment management fees paid	$933,096
Portfolio turnover rate	50%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	31.9%
Biotechnology	22.8%
Health Care Providers & Services	17.2%
Health Care Equipment & Services & Supplies	17.1%
Life Sciences Tools & Services	9.4%
Health Care Technology	0.1%
Short-Term Investments	0.5%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Risks Change [Text Block]	Effective April 30, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008613 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Opportunities HLS Fund
Class Name	Class IB
Trading Symbol	HBIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$116	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 116	[5]
Expense Ratio, Percent	1.01%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending December 31, 2025 despite macroeconomic and geopolitical volatility. Early-year weakness driven by shifting United States (U.S.) policy and tariff concerns gave way to improving sentiment as inflation eased, trade tensions moderated, and central banks diverged in policy. The U.S. Federal Reserve (Fed) moved from caution to cuts while the European Central Bank eased then paused. Stabilizing geopolitics and strong corporate earnings, artificial intelligence (AI) driven investment, and a weaker dollar supported markets. Emerging markets outperformed despite China’s softness. The year ended on a constructive note, supported by liquidity, steady demand, and selective policy easing extending. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the HealthCare, Communication Services, and Information Technology sectors contributed to relative results during the period.
  An underweight allocation to the HealthCare sector and an overweight to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were overweight positions in SK Hynix (Information Technology), Societe Generale (Financials), and UniCredit (Financials).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was the primary relative detractor during the period, driven by the Fund’s underweight to the Financials and Materials sectors, and an overweight allocation to the Real Estate sector.
  Security selection within the Industrials, Consumer Discretionary, and Real Estate sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in London Stock Exchange Group (Financials), Adidas (Consumer Discretionary), and not owning Samsung Electronics (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	30.06%	6.60%	7.86%
MSCI ACWI ex USA Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 837,337,199
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,954,790
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$837,337,199
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$5,954,790
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	12.9%
Germany	12.0%
France	7.4%
China	6.5%
Canada	5.8%
Taiwan	5.4%
United States	5.0%
South Korea	4.3%
Italy	4.0%
Other**	21.7%
Short-Term Investments	0.7%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008612 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Opportunities HLS Fund
Class Name	Class IA
Trading Symbol	HIAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$88	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 88	[6]
Expense Ratio, Percent	0.76%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending December 31, 2025 despite macroeconomic and geopolitical volatility. Early-year weakness driven by shifting United States (U.S.) policy and tariff concerns gave way to improving sentiment as inflation eased, trade tensions moderated, and central banks diverged in policy. The U.S. Federal Reserve (Fed) moved from caution to cuts while the European Central Bank eased then paused. Stabilizing geopolitics and strong corporate earnings, artificial intelligence (AI) driven investment, and a weaker dollar supported markets. Emerging markets outperformed despite China’s softness. The year ended on a constructive note, supported by liquidity, steady demand, and selective policy easing extending. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the HealthCare, Communication Services, and Information Technology sectors contributed to relative results during the period.
  An underweight allocation to the HealthCare sector and an overweight to the Communication Services sector contributed to relative performance.
  Top individual contributors over the period were overweight positions in SK Hynix (Information Technology), Societe Generale (Financials), and UniCredit (Financials).
Top Detractors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was the primary relative detractor during the period, driven by the Fund’s underweight to the Financials and Materials sectors, and an overweight allocation to the Real Estate sector.
  Security selection within the Industrials, Consumer Discretionary, and Real Estate sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in London Stock Exchange Group (Financials), Adidas (Consumer Discretionary), and not owning Samsung Electronics (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	30.41%	6.86%	8.14%
MSCI ACWI ex USA Index (Net)	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 837,337,199
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,954,790
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$837,337,199
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$5,954,790
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	14.0%
United Kingdom	12.9%
Germany	12.0%
France	7.4%
China	6.5%
Canada	5.8%
Taiwan	5.4%
United States	5.0%
South Korea	4.3%
Italy	4.0%
Other**	21.7%
Short-Term Investments	0.7%
Other Assets & Liabilities	0.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008616 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford MidCap HLS Fund
Class Name	Class IA
Trading Symbol	HIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$76	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 76	[7]
Expense Ratio, Percent	0.76%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility driven by tariff escalations, AI‑related valuation concerns, U.S. Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Economic momentum strengthened further as GDP expanded at its fastest pace in two years, supported by Artificial Intelligence (AI)‑related investment, strong consumer demand, and increased government spending. The Federal Reserve cut rates multiple times to support a cooling labor market, though policymakers remained divided amid uneven inflation progress and incomplete data following the shutdown. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s overweight allocation to the Utilities and Industrials sectors contributed to relative performance.
  Security selection within the Consumer Staples, Information Technology, and Financials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Rocket (Financials), and Interactive Brokers Group (Financials).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Communication services sectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, also detracted from relative performance. Allocation effect was driven by an underweight allocation to the HealthCare sector and an overweight to the Financials sector.
  The largest individual detractors over the period were underweight allocations to ROBLOX (Communication Services) and Palantir Technologies (Information Technology) and an overweight allocation to Deckers Outdoor (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	(0.38)%	0.24%	8.05%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 720,077,610
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,625,560
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$720,077,610
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$5,625,560
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.5%
Information Technology	20.6%
Consumer Discretionary	16.9%
Health Care	10.6%
Communication Services	9.0%
Financials	8.1%
Utilities	2.2%
Energy	2.1%
Consumer Staples	1.5%
Real Estate	0.7%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008617 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford MidCap HLS Fund
Class Name	Class IB
Trading Symbol	HBMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$101	1.01%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 101	[8]
Expense Ratio, Percent	1.01%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility driven by tariff escalations, AI‑related valuation concerns, U.S. Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown gradually dissipated as trade tensions eased, earnings outperformed expectations, and consumer spending remained resilient. Economic momentum strengthened further as GDP expanded at its fastest pace in two years, supported by Artificial Intelligence (AI)‑related investment, strong consumer demand, and increased government spending. The Federal Reserve cut rates multiple times to support a cooling labor market, though policymakers remained divided amid uneven inflation progress and incomplete data following the shutdown. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s overweight allocation to the Utilities and Industrials sectors contributed to relative performance.
  Security selection within the Consumer Staples, Information Technology, and Financials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Rocket (Financials), and Interactive Brokers Group (Financials).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Industrials, Consumer Discretionary, and Communication services sectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, also detracted from relative performance. Allocation effect was driven by an underweight allocation to the HealthCare sector and an overweight to the Financials sector.
  The largest individual detractors over the period were underweight allocations to ROBLOX (Communication Services) and Palantir Technologies (Information Technology) and an overweight allocation to Deckers Outdoor (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	(0.65)%	(0.02)%	7.78%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 720,077,610
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,625,560
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$720,077,610
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$5,625,560
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	26.5%
Information Technology	20.6%
Consumer Discretionary	16.9%
Health Care	10.6%
Communication Services	9.0%
Financials	8.1%
Utilities	2.2%
Energy	2.1%
Consumer Staples	1.5%
Real Estate	0.7%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.0%†
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000141206 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IC
Trading Symbol	HCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IC	$125	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 125	[9]
Expense Ratio, Percent	1.17%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2025. Following initial uncertainty around new administration policies, trade tensions, and fears of stagflation, the market rebounded strongly as trade risks eased, and corporate earnings exceeded expectations. Technology and growth stocks led much of the recovery, especially as mega-cap tech regained leadership. Robust consumer spending, solid Gross Domestic Product (GDP) growth, and resilient corporate earnings supported the market, though concerns about inflation, labor market cooling, and high valuations persisted. The U.S. Federal Reserve (Fed) maintained a cautious stance, adjusting interest rates as needed amid ongoing uncertainty. By year-end, U.S. equities posted a sizable gain, with the S&P 500 Index showing strong year-over-year earnings growth, reflecting the market’s resilience despite persistent macroeconomic challenges. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance over the period. The Fund’s overweight allocation to the Communication Services sector and underweight allocations to the Consumer Staples and HealthCare sectors benefitted relative results.
  Security selection within the Communication Services and Utilities sectors contributed to relative performance.
  The Fund’s smaller cap footprint relative to the benchmark contributed to relative results.
  Top individual contributors over the period were overweight positions in Alphabet (Communication Services), Broadcom (Information Technology), and an out-of-benchmark allocation to Barrick Mining (Materials).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period, driven by weak selection within the Consumer Discretionary, Information Technology, and HealthCare sectors.
  Overweight allocations to the Consumer Discretionary, Real Estate, and Materials sectors detracted from relative performance.
  From a style factor perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Accenture (Information Technology) and UnitedHealth Group (HealthCare), as well as an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IC shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IC	13.16%	9.41%	11.37%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,732,598,436
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 23,494,078
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,732,598,436
Total number of portfolio holdings (excluding derivatives, if any)	144
Total investment management fees paid	$23,494,078
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	30.7%
Financials	12.8%
Communication Services	12.5%
Consumer Discretionary	12.2%
Health Care	10.2%
Industrials	7.2%
Consumer Staples	3.7%
Materials	3.2%
Energy	2.8%
Real Estate	1.7%
Utilities	1.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 15% of the Fund’s net assets. Effective April 30, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 15% of the Fund’s net assets.
Material Fund Change Risks Change [Text Block]	Effective April 30, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008619 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IB
Trading Symbol	HIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$98	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 98	[10]
Expense Ratio, Percent	0.92%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2025. Following initial uncertainty around new administration policies, trade tensions, and fears of stagflation, the market rebounded strongly as trade risks eased, and corporate earnings exceeded expectations. Technology and growth stocks led much of the recovery, especially as mega-cap tech regained leadership. Robust consumer spending, solid Gross Domestic Product (GDP) growth, and resilient corporate earnings supported the market, though concerns about inflation, labor market cooling, and high valuations persisted. The U.S. Federal Reserve (Fed) maintained a cautious stance, adjusting interest rates as needed amid ongoing uncertainty. By year-end, U.S. equities posted a sizable gain, with the S&P 500 Index showing strong year-over-year earnings growth, reflecting the market’s resilience despite persistent macroeconomic challenges. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance over the period. The Fund’s overweight allocation to the Communication Services sector and underweight allocations to the Consumer Staples and HealthCare sectors benefitted relative results.
  Security selection within the Communication Services and Utilities sectors contributed to relative performance.
  The Fund’s smaller cap footprint relative to the benchmark contributed to relative results.
  Top individual contributors over the period were overweight positions in Alphabet (Communication Services), Broadcom (Information Technology), and an out-of-benchmark allocation to Barrick Mining (Materials).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period, driven by weak selection within the Consumer Discretionary, Information Technology, and HealthCare sectors.
  Overweight allocations to the Consumer Discretionary, Real Estate, and Materials sectors detracted from relative performance.
  From a style factor perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Accenture (Information Technology) and UnitedHealth Group (HealthCare), as well as an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	13.42%	9.68%	11.64%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,732,598,436
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 23,494,078
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,732,598,436
Total number of portfolio holdings (excluding derivatives, if any)	144
Total investment management fees paid	$23,494,078
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	30.7%
Financials	12.8%
Communication Services	12.5%
Consumer Discretionary	12.2%
Health Care	10.2%
Industrials	7.2%
Consumer Staples	3.7%
Materials	3.2%
Energy	2.8%
Real Estate	1.7%
Utilities	1.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 15% of the Fund’s net assets. Effective April 30, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 15% of the Fund’s net assets.
Material Fund Change Risks Change [Text Block]	Effective April 30, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008618 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IA
Trading Symbol	HIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$72	0.67%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 72	[11]
Expense Ratio, Percent	0.67%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the twelve-month period ending December 31, 2025. Following initial uncertainty around new administration policies, trade tensions, and fears of stagflation, the market rebounded strongly as trade risks eased, and corporate earnings exceeded expectations. Technology and growth stocks led much of the recovery, especially as mega-cap tech regained leadership. Robust consumer spending, solid Gross Domestic Product (GDP) growth, and resilient corporate earnings supported the market, though concerns about inflation, labor market cooling, and high valuations persisted. The U.S. Federal Reserve (Fed) maintained a cautious stance, adjusting interest rates as needed amid ongoing uncertainty. By year-end, U.S. equities posted a sizable gain, with the S&P 500 Index showing strong year-over-year earnings growth, reflecting the market’s resilience despite persistent macroeconomic challenges. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative performance over the period. The Fund’s overweight allocation to the Communication Services sector and underweight allocations to the Consumer Staples and HealthCare sectors benefitted relative results.
  Security selection within the Communication Services and Utilities sectors contributed to relative performance.
  The Fund’s smaller cap footprint relative to the benchmark contributed to relative results.
  Top individual contributors over the period were overweight positions in Alphabet (Communication Services), Broadcom (Information Technology), and an out-of-benchmark allocation to Barrick Mining (Materials).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period, driven by weak selection within the Consumer Discretionary, Information Technology, and HealthCare sectors.
  Overweight allocations to the Consumer Discretionary, Real Estate, and Materials sectors detracted from relative performance.
  From a style factor perspective, the Fund’s underweight exposure to stocks with higher momentum detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Accenture (Information Technology) and UnitedHealth Group (HealthCare), as well as an underweight position in Tesla (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	13.72%	9.96%	11.93%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,732,598,436
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 23,494,078
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,732,598,436
Total number of portfolio holdings (excluding derivatives, if any)	144
Total investment management fees paid	$23,494,078
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	30.7%
Financials	12.8%
Communication Services	12.5%
Consumer Discretionary	12.2%
Health Care	10.2%
Industrials	7.2%
Consumer Staples	3.7%
Materials	3.2%
Energy	2.8%
Real Estate	1.7%
Utilities	1.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 15% of the Fund’s net assets. Effective April 30, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised to reduce the limit in which the Fund may invest in foreign issuers and non-dollar securities from 25% of the Fund’s net assets to 15% of the Fund’s net assets.
Material Fund Change Risks Change [Text Block]	Effective April 30, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008622 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Ultrashort Bond HLS Fund
Class Name	Class IA
Trading Symbol	HUBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$46	0.45%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 46	[12]
Expense Ratio, Percent	0.45%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ending December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. Most spread sectors produced positive excess returns over duration-equivalent government bonds with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent with leadership changes in France and Japan and the United States experiencing its longest government shutdown on record. Central bank policy divergence and fiscal developments were key drivers, with more accommodative stances across most regions. Fund performance described below is relative to the Bloomberg Short Treasury 9-12 Month Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s duration and yield curve positioning contributed positively to relative performance. The portfolio maintained an overweight duration posture in the front and belly of the curve as Treasury rates rallied during the period.
  The Fund’s allocation to structured finance sectors was another key contributor to positive results. An out-of-benchmark position in Asset-Backed Securities (ABS), particularly in Autos and Equipment, added meaningfully to performance. The allocation to Mortgage-Backed Securities also contributed positively.
  The Fund’s out-of-benchmark allocation to Investment-Grade Credit contributed positively, led by positioning in Financials and Industrials. Positioning within Financials, Banking and Insurance were key contributors, while Consumer Cyclical stood out within Industrials.
Top Detractors to Performance
  The Fund’s underweight duration positioning at the one-year segment of the yield curve as rates rallied over the period negatively impacted performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	4.51%	2.88%	2.21%
Bloomberg Short Treasury 9-12 Month Index	4.39%	2.78%	2.18%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 493,721,184
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 2,051,409
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$493,721,184
Total number of portfolio holdings (excluding derivatives, if any)	299
Total investment management fees paid	$2,051,409
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	37.5%
Corporate Bonds	25.4%
U.S. Government Securities	14.9%
U.S. Government Agencies^	6.4%
Municipal Bonds	0.9%
Short-Term Investments	14.3%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008623 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Ultrashort Bond HLS Fund
Class Name	Class IB
Trading Symbol	HUBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$72	0.70%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 72	[13]
Expense Ratio, Percent	0.70%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ending December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. Most spread sectors produced positive excess returns over duration-equivalent government bonds with higher-yielding and emerging market sectors leading the outperformance. Political instability and policy uncertainty were prominent with leadership changes in France and Japan and the United States experiencing its longest government shutdown on record. Central bank policy divergence and fiscal developments were key drivers, with more accommodative stances across most regions. Fund performance described below is relative to the Bloomberg Short Treasury 9-12 Month Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s duration and yield curve positioning contributed positively to relative performance. The portfolio maintained an overweight duration posture in the front and belly of the curve as Treasury rates rallied during the period.
  The Fund’s allocation to structured finance sectors was another key contributor to positive results. An out-of-benchmark position in Asset-Backed Securities (ABS), particularly in Autos and Equipment, added meaningfully to performance. The allocation to Mortgage-Backed Securities also contributed positively.
  The Fund’s out-of-benchmark allocation to Investment-Grade Credit contributed positively, led by positioning in Financials and Industrials. Positioning within Financials, Banking and Insurance were key contributors, while Consumer Cyclical stood out within Industrials.
Top Detractors to Performance
  The Fund’s underweight duration positioning at the one-year segment of the yield curve as rates rallied over the period negatively impacted performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	4.32%	2.62%	1.96%
Bloomberg Short Treasury 9-12 Month Index	4.39%	2.78%	2.18%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 493,721,184
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 2,051,409
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$493,721,184
Total number of portfolio holdings (excluding derivatives, if any)	299
Total investment management fees paid	$2,051,409
Portfolio turnover rate	70%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	37.5%
Corporate Bonds	25.4%
U.S. Government Securities	14.9%
U.S. Government Agencies^	6.4%
Municipal Bonds	0.9%
Short-Term Investments	14.3%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008627 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Company HLS Fund
Class Name	Class IB
Trading Symbol	HDMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$113	1.06%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 113	[14]
Expense Ratio, Percent	1.06%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility tied to tariff escalation, artificial intelligence (AI) valuation concerns, Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown faded as trade tensions eased, earnings exceeded expectations, and consumer spending remained resilient. Market leadership shifted at times, with pressure on richly valued technology stocks driving rotation into value and cyclical sectors, though a small group of mega‑cap technology companies ultimately generated an outsized share of full‑year returns. Corporate earnings were a key tailwind, with most S&P 500 companies surpassing expectations, while economic momentum strengthened as GDP grew at its fastest pace in two years. The Fed cut rates multiple times to support a cooling labor market, even as policymakers remained divided amid uneven inflation progress. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the HealthCare, Information Technology, and Financials sectors contributed positively to relative performance.
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight allocations to the HealthCare and Industrials sectors, as well as an underweight to the Financials sector.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (HealthCare), SiTime (Information Technology), and Insmed (HealthCare).
Top Detractors to Performance
  An overweight allocation to the Consumer Discretionary sector and an underweight to the Information Technology sector detracted from relative performance.
  Security selection within the Industrials, Materials, and Communication Services sectors detracted from relative results during the period.
  The largest individual detractors over the period were an average underweight to Bloom Energy (Industrials) and overweights to PROCEPT BioRobotics (HealthCare) and BellRing Brands (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	12.68%	0.45%	10.27%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 426,175,092
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 3,072,466
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$426,175,092
Total number of portfolio holdings (excluding derivatives, if any)	107
Total investment management fees paid	$3,072,466
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	29.3%
Industrials	23.1%
Information Technology	19.0%
Consumer Discretionary	9.3%
Financials	8.2%
Real Estate	3.4%
Materials	2.2%
Consumer Staples	2.1%
Energy	1.7%
Communication Services	1.1%
Short-Term Investments	2.2%
Other Assets & Liabilities	(1.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008626 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Company HLS Fund
Class Name	Class IA
Trading Symbol	HIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$86	0.81%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 86	[15]
Expense Ratio, Percent	0.81%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility tied to tariff escalation, artificial intelligence (AI) valuation concerns, Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown faded as trade tensions eased, earnings exceeded expectations, and consumer spending remained resilient. Market leadership shifted at times, with pressure on richly valued technology stocks driving rotation into value and cyclical sectors, though a small group of mega‑cap technology companies ultimately generated an outsized share of full‑year returns. Corporate earnings were a key tailwind, with most S&P 500 companies surpassing expectations, while economic momentum strengthened as GDP grew at its fastest pace in two years. The Fed cut rates multiple times to support a cooling labor market, even as policymakers remained divided amid uneven inflation progress. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the HealthCare, Information Technology, and Financials sectors contributed positively to relative performance.
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight allocations to the HealthCare and Industrials sectors, as well as an underweight to the Financials sector.
  Top individual contributors over the period were overweight positions in Hims & Hers Health (HealthCare), SiTime (Information Technology), and Insmed (HealthCare).
Top Detractors to Performance
  An overweight allocation to the Consumer Discretionary sector and an underweight to the Information Technology sector detracted from relative performance.
  Security selection within the Industrials, Materials, and Communication Services sectors detracted from relative results during the period.
  The largest individual detractors over the period were an average underweight to Bloom Energy (Industrials) and overweights to PROCEPT BioRobotics (HealthCare) and BellRing Brands (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	12.96%	0.71%	10.55%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 426,175,092
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 3,072,466
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$426,175,092
Total number of portfolio holdings (excluding derivatives, if any)	107
Total investment management fees paid	$3,072,466
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	29.3%
Industrials	23.1%
Information Technology	19.0%
Consumer Discretionary	9.3%
Financials	8.2%
Real Estate	3.4%
Materials	2.2%
Consumer Staples	2.1%
Energy	1.7%
Communication Services	1.1%
Short-Term Investments	2.2%
Other Assets & Liabilities	(1.6)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008628 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Stock HLS Fund
Class Name	Class IA
Trading Symbol	HSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$54	0.52%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 54	[16]
Expense Ratio, Percent	0.52%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities registered a sizable return for 2025 with markets bolstered by robust corporate earnings, resilient consumer spending, and solid economic growth even as anxiety about lofty valuations in the technology sector and concerns surrounding massive artificial intelligence (AI) spending drove capital toward value areas of the market. The cooling labor market and worries about upside inflation risks also kept the markets on edge. In the third quarter, the U.S. economy grew at the fastest pace in two years; Gross Domestic Product (GDP) surged 4.3% annually, primarily fueled by robust consumer spending but also aided by a rebound in exports, business investment on equipment and AI, and increased government spending on defense. Fund performance described below is relative to the Russell 1000 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the Communication Services sector contributed positively to relative performance.
  The Fund’s overweight allocation to the HealthCare sector and lack of exposure to the Energy sector also contributed to relative performance.
  Top individual contributors over the period were new positions in Broadcom (Information Technology), Eli Lilly (HealthCare) and not holding Amazon (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and HealthCare sectors.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the Fund’s underweight allocation to the Communication Services sector and overweight allocation to the Consumer Staples sector.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (HealthCare), not owning NVIDIA (Information Technology), and an overweight position in Accenture (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	7.97%	8.44%	10.98%
Russell 1000 Index	17.37%	13.59%	14.59%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,211,572,058
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,988,917
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,211,572,058
Total number of portfolio holdings (excluding derivatives, if any)	47
Total investment management fees paid	$5,988,917
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	23.3%
Financials	19.1%
Health Care	17.2%
Industrials	14.1%
Consumer Discretionary	11.5%
Consumer Staples	7.8%
Communication Services	4.0%
Materials	2.3%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008629 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Stock HLS Fund
Class Name	Class IB
Trading Symbol	HIBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$80	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 80	[17]
Expense Ratio, Percent	0.77%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities registered a sizable return for 2025 with markets bolstered by robust corporate earnings, resilient consumer spending, and solid economic growth even as anxiety about lofty valuations in the technology sector and concerns surrounding massive artificial intelligence (AI) spending drove capital toward value areas of the market. The cooling labor market and worries about upside inflation risks also kept the markets on edge. In the third quarter, the U.S. economy grew at the fastest pace in two years; Gross Domestic Product (GDP) surged 4.3% annually, primarily fueled by robust consumer spending but also aided by a rebound in exports, business investment on equipment and AI, and increased government spending on defense. Fund performance described below is relative to the Russell 1000 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the Communication Services sector contributed positively to relative performance.
  The Fund’s overweight allocation to the HealthCare sector and lack of exposure to the Energy sector also contributed to relative performance.
  Top individual contributors over the period were new positions in Broadcom (Information Technology), Eli Lilly (HealthCare) and not holding Amazon (Consumer Discretionary).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and HealthCare sectors.
  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the Fund’s underweight allocation to the Communication Services sector and overweight allocation to the Consumer Staples sector.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (HealthCare), not owning NVIDIA (Information Technology), and an overweight position in Accenture (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	7.69%	8.17%	10.70%
Russell 1000 Index	17.37%	13.59%	14.59%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,211,572,058
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 5,988,917
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,211,572,058
Total number of portfolio holdings (excluding derivatives, if any)	47
Total investment management fees paid	$5,988,917
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	23.3%
Financials	19.1%
Health Care	17.2%
Industrials	14.1%
Consumer Discretionary	11.5%
Consumer Staples	7.8%
Communication Services	4.0%
Materials	2.3%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008631 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond HLS Fund
Class Name	Class IB
Trading Symbol	HBNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$79	0.76%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 79	[18]
Expense Ratio, Percent	0.76%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. The U.S. dollar faced early periods of depreciation around tariff announcements but rebounded in the second half of the year supported by robust growth and shifting policy expectations. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had the greatest positive effect on performance overall, including an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), an overweight to agency Mortgage-Backed Securities (MBS) pass-throughs, and exposure to Commercial Mortgage-Backed Securities (CMBS) and Collateralized Loan Obligations (CLOs).
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to High Yield benefited results the most, led by Industrials. Broadly, security selection within Investment Grade Credit also aided performance.
  An allocation to Emerging Market sovereign debt had a favorable impact on results.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in Investment Grade Corporates detracted from results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions. The use of derivatives contributed positively to results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	7.04%	(0.29)%	2.49%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,386,416,983
Holdings Count | Holding	1,362
Advisory Fees Paid, Amount	$ 7,190,272
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,386,416,983
Total number of portfolio holdings	1,362
Total investment management fees paid	$7,190,272
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	41.1%
Corporate Bonds	26.1%
U.S. Government Securities	23.5%
Asset-Backed & Commercial Mortgage-Backed Securities	17.2%
Foreign Government Obligations	1.7%
Municipal Bonds	1.0%
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	(11.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000008630 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond HLS Fund
Class Name	Class IA
Trading Symbol	HIABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$53	0.51%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 53	[19]
Expense Ratio, Percent	0.51%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Most United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended December 31, 2025, as coupon income and periods of spread tightening helped offset the impact of volatile and higher global sovereign yields in some regions. The U.S. dollar faced early periods of depreciation around tariff announcements but rebounded in the second half of the year supported by robust growth and shifting policy expectations. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had the greatest positive effect on performance overall, including an allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS), an overweight to agency Mortgage-Backed Securities (MBS) pass-throughs, and exposure to Commercial Mortgage-Backed Securities (CMBS) and Collateralized Loan Obligations (CLOs).
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to High Yield benefited results the most, led by Industrials. Broadly, security selection within Investment Grade Credit also aided performance.
  An allocation to Emerging Market sovereign debt had a favorable impact on results.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in Investment Grade Corporates detracted from results.
The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions. The use of derivatives contributed positively to results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	7.30%	(0.04)%	2.75%
Bloomberg US Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,386,416,983
Holdings Count | Holding	1,362
Advisory Fees Paid, Amount	$ 7,190,272
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$1,386,416,983
Total number of portfolio holdings	1,362
Total investment management fees paid	$7,190,272
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	53%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	41.1%
Corporate Bonds	26.1%
U.S. Government Securities	23.5%
Asset-Backed & Commercial Mortgage-Backed Securities	17.2%
Foreign Government Obligations	1.7%
Municipal Bonds	1.0%
Convertible Bonds	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	(11.8)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000008634 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IA
Trading Symbol	HIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$63	0.59%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 63	[20]
Expense Ratio, Percent	0.59%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend Gross Domestic Product (GDP) growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, U.S. Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Real Estate sectors contributed to relative performance.
  An underweight allocation to the HealthCare sector and an overweight to both the Utilities and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were overweight positions in KLA (Information Technology), GE Vernova (Industrials), and RTX (Industrials).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, HealthCare, and Consumer Discretionary sectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, also detracted during the period due to overweight allocations to the Consumer Staples and Real Estate sectors and an underweight to the Information Technology sector.
  The largest individual detractors over the period were not owning Micron Technology (Information Technology) and an overweight in Pool (Consumer Discretionary) and Philip Morris International (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	14.32%	12.07%	13.46%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,002,384,862
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 16,613,665
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,002,384,862
Total number of portfolio holdings (excluding derivatives, if any)	73
Total investment management fees paid	$16,613,665
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.3%
Financials	13.2%
Communication Services	11.2%
Consumer Discretionary	10.0%
Industrials	9.5%
Health Care	9.2%
Consumer Staples	5.6%
Energy	2.6%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008635 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IB
Trading Symbol	HBGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$90	0.84%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 90	[21]
Expense Ratio, Percent	0.84%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend Gross Domestic Product (GDP) growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, U.S. Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Real Estate sectors contributed to relative performance.
  An underweight allocation to the HealthCare sector and an overweight to both the Utilities and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were overweight positions in KLA (Information Technology), GE Vernova (Industrials), and RTX (Industrials).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, HealthCare, and Consumer Discretionary sectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, also detracted during the period due to overweight allocations to the Consumer Staples and Real Estate sectors and an underweight to the Information Technology sector.
  The largest individual detractors over the period were not owning Micron Technology (Information Technology) and an overweight in Pool (Consumer Discretionary) and Philip Morris International (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	14.01%	11.78%	13.18%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,002,384,862
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 16,613,665
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,002,384,862
Total number of portfolio holdings (excluding derivatives, if any)	73
Total investment management fees paid	$16,613,665
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.3%
Financials	13.2%
Communication Services	11.2%
Consumer Discretionary	10.0%
Industrials	9.5%
Health Care	9.2%
Consumer Staples	5.6%
Energy	2.6%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000221440 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IC
Trading Symbol	HLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IC	$116	1.09%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 116	[22]
Expense Ratio, Percent	1.09%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend Gross Domestic Product (GDP) growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, U.S. Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Real Estate sectors contributed to relative performance.
  An underweight allocation to the HealthCare sector and an overweight to both the Utilities and Communication Services sectors contributed to relative performance.
  Top individual contributors over the period were overweight positions in KLA (Information Technology), GE Vernova (Industrials), and RTX (Industrials).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, HealthCare, and Consumer Discretionary sectors.
  Sector allocation, a result of the team’s bottom-up stock selection process, also detracted during the period due to overweight allocations to the Consumer Staples and Real Estate sectors and an underweight to the Information Technology sector.
  The largest individual detractors over the period were not owning Micron Technology (Information Technology) and an overweight in Pool (Consumer Discretionary) and Philip Morris International (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IC shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IC	13.75%	11.51%	12.90%
S&P 500 Index	17.88%	14.42%	14.82%

Performance Inception Date	Sep. 18, 2020
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,002,384,862
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 16,613,665
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,002,384,862
Total number of portfolio holdings (excluding derivatives, if any)	73
Total investment management fees paid	$16,613,665
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.3%
Financials	13.2%
Communication Services	11.2%
Consumer Discretionary	10.0%
Industrials	9.5%
Health Care	9.2%
Consumer Staples	5.6%
Energy	2.6%
Utilities	2.4%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008637 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dividend and Growth HLS Fund
Class Name	Class IB
Trading Symbol	HDGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$99	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 99	[23]
Expense Ratio, Percent	0.91%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend Gross Domestic Product (GDP) growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, U.S. Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection was the primary relative contributor during the period, driven by strong selection within the Financials, Consumer Discretionary, and Communication Services sectors.
  The Fund’s underweight allocation to the Consumer Discretionary sector also contributed to relative performance.
  Top individual contributors over the period were overweight allocations to Micron Technology (Information Technology) and Alphabet (Communication Services) and an out-of-benchmark position in Airbus (Industrials).
Top Detractors to Performance
  The Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector detracted the most from relative performance.
  Security selection within the HealthCare, Materials, and Information Technology sectors also detracted from relative performance.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology) and overweight allocations to UnitedHealth Group (HealthCare) and Marsh & McLennan (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	17.19%	12.41%	12.20%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,412,837,660
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 20,696,010
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,412,837,660
Total number of portfolio holdings (excluding derivatives, if any)	71
Total investment management fees paid	$20,696,010
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.9%
Financials	18.8%
Health Care	13.5%
Industrials	11.8%
Communication Services	8.5%
Consumer Staples	6.8%
Consumer Discretionary	6.1%
Energy	5.5%
Utilities	4.4%
Real Estate	3.0%
Materials	2.3%
Short-Term Investments	1.4%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000008636 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dividend and Growth HLS Fund
Class Name	Class IA
Trading Symbol	HIADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$72	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.

Expenses Paid, Amount	$ 72	[24]
Expense Ratio, Percent	0.66%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, buoyed by easing inflation, robust corporate earnings, improved trade sentiment, and above-trend Gross Domestic Product (GDP) growth. Volatility, initially sparked by tariff escalations, later compounded by artificial intelligence (AI) valuation concerns, U.S. Federal Reserve policy uncertainty, and a prolonged government shutdown, gradually subsided as trade tensions eased, earnings beat expectations, and consumer spending remained resilient. The Federal Reserve lowered rates to bolster a cooling labor market yet maintained caution amid uneven inflation and lingering data gaps following the shutdown. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Security selection was the primary relative contributor during the period, driven by strong selection within the Financials, Consumer Discretionary, and Communication Services sectors.
  The Fund’s underweight allocation to the Consumer Discretionary sector also contributed to relative performance.
  Top individual contributors over the period were overweight allocations to Micron Technology (Information Technology) and Alphabet (Communication Services) and an out-of-benchmark position in Airbus (Industrials).
Top Detractors to Performance
  The Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Energy sector detracted the most from relative performance.
  Security selection within the HealthCare, Materials, and Information Technology sectors also detracted from relative performance.
  The largest individual detractors over the period were not owning NVIDIA (Information Technology) and overweight allocations to UnitedHealth Group (HealthCare) and Marsh & McLennan (Financials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	17.49%	12.68%	12.48%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 3,412,837,660
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 20,696,010
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$3,412,837,660
Total number of portfolio holdings (excluding derivatives, if any)	71
Total investment management fees paid	$20,696,010
Portfolio turnover rate	62%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.9%
Financials	18.8%
Health Care	13.5%
Industrials	11.8%
Communication Services	8.5%
Consumer Staples	6.8%
Consumer Discretionary	6.1%
Energy	5.5%
Utilities	4.4%
Real Estate	3.0%
Materials	2.3%
Short-Term Investments	1.4%
Other Assets & Liabilities	(1.0)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective April 30, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective April 30, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus dated April 30, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hls or upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hls
C000249287 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Growth HLS Fund
Class Name	Class IA
Trading Symbol	HISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IA	$68**	0.66%**
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
**	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 68	[25],[26]
Expense Ratio, Percent	0.66%	[25],[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility tied to tariff escalation, artificial intelligence (AI) valuation concerns, Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown faded as trade tensions eased, earnings exceeded expectations, and consumer spending remained resilient. Market leadership shifted at times, with pressure on richly valued technology stocks driving rotation into value and cyclical sectors, though a small group of mega‑cap technology companies ultimately generated an outsized share of full‑year returns. Corporate earnings were a key tailwind, with most S&P 500 companies surpassing expectations, while economic momentum strengthened as GDP grew at its fastest pace in two years. The Fed cut rates multiple times to support a cooling labor market, even as policymakers remained divided amid uneven inflation progress. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s underweight allocations to the Communication Services and Financials sectors and an overweight allocation to the Industrials sector.
  Security selection within the Financials and HealthCare sectors contributed positively to performance.
  Top individual contributors over the period were out-of-benchmark positions in Lumentum Holdings (Information Technology) and ATI (Industrials) and an underweight position in Him & Hers Health (HealthCare).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Industrials, Materials, and Consumer Staples sectors.
  Overweight allocations to the Consumer Discretionary, Consumer Staples, and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were out-of-benchmark positions in Freshpet (Consumer Staples) and BellRing Brands (Consumer Staples) and an overweight in Sweetgreen (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IA shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IA	6.83%	1.27%	8.66%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 546,500,047
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 3,280,570
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$546,500,047
Total number of portfolio holdings (excluding derivatives, if any)	163
Total investment management fees paid	$3,280,570
Portfolio turnover rate	86%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.7%
Health Care	23.9%
Information Technology	20.1%
Financials	11.0%
Consumer Discretionary	9.7%
Consumer Staples	3.2%
Energy	2.0%
Communication Services	1.7%
Materials	1.5%
Real Estate	1.4%
Utilities	0.7%
Short-Term Investments	2.3%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000249288 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Growth HLS Fund
Class Name	Class IB
Trading Symbol	HBSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Class IB	$94**	0.91%**
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
**	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 94	[27],[28]
Expense Ratio, Percent	0.91%	[27],[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the twelve-month period ending December 31, 2025, supported by easing inflation, strong corporate earnings, improved trade sentiment, and above‑trend Gross Domestic Product (GDP) growth. Early‑year volatility tied to tariff escalation, artificial intelligence (AI) valuation concerns, Federal Reserve (Fed) policy uncertainty, and the prolonged government shutdown faded as trade tensions eased, earnings exceeded expectations, and consumer spending remained resilient. Market leadership shifted at times, with pressure on richly valued technology stocks driving rotation into value and cyclical sectors, though a small group of mega‑cap technology companies ultimately generated an outsized share of full‑year returns. Corporate earnings were a key tailwind, with most S&P 500 companies surpassing expectations, while economic momentum strengthened as GDP grew at its fastest pace in two years. The Fed cut rates multiple times to support a cooling labor market, even as policymakers remained divided amid uneven inflation progress. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended December 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s underweight allocations to the Communication Services and Financials sectors and an overweight allocation to the Industrials sector.
  Security selection within the Financials and HealthCare sectors contributed positively to performance.
  Top individual contributors over the period were out-of-benchmark positions in Lumentum Holdings (Information Technology) and ATI (Industrials) and an underweight position in Him & Hers Health (HealthCare).
Top Detractors to Performance
  Security selection was the primary detractor from relative performance, driven by weak selection within the Industrials, Materials, and Consumer Staples sectors.
  Overweight allocations to the Consumer Discretionary, Consumer Staples, and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were out-of-benchmark positions in Freshpet (Consumer Staples) and BellRing Brands (Consumer Staples) and an overweight in Sweetgreen (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class IB shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended December 31, 2025	1 Year	5 Years	10 Years
Class IB	6.54%	1.01%	8.39%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 546,500,047
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 3,280,570
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of December 31, 2025
Fund's net assets	$546,500,047
Total number of portfolio holdings (excluding derivatives, if any)	163
Total investment management fees paid	$3,280,570
Portfolio turnover rate	86%

Holdings [Text Block]
Graphical Representation of Holdings
as of December 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	24.7%
Health Care	23.9%
Information Technology	20.1%
Financials	11.0%
Consumer Discretionary	9.7%
Consumer Staples	3.2%
Energy	2.0%
Communication Services	1.7%
Materials	1.5%
Real Estate	1.4%
Utilities	0.7%
Short-Term Investments	2.3%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

[1]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[2]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[3]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[4]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[5]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[6]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[7]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[8]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[9]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[10]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[11]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[12]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[13]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[14]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[15]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[16]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[17]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[18]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[19]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[20]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[21]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[22]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[23]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[24]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[25]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[26]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[27]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
[28]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.